497(j)

033-75292/811-03240

VIA EDGAR

May 3, 2007

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: VALIC Separate Account A ("Registrant")

The Variable Annuity Life Insurance Company

Post-Effective Amendment on Form N-4

File Nos.: 033-75292 and 811-03240

(Portfolio Director Fixed and Variable Deferred Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2007 for The Variable Annuity Life Insurance Company Separate Account A Portfolio Director Fixed and Variable Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 33 and Amendment No. 132, as filed with the Securities and Exchange Commission on May 1, 2007, accession number 0001193125-07-097372.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3164.

Sincerely,

/s/ Katherine Stoner

Katherine Stoner

Vice President, Associate General Counsel and Secretary